Property and Equipment	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Property and Equipment

NOTE 5 - PROPERTY AND EQUIPMENT

On December 31, 2020 and 2019, property and equipment consisted of the following:

	Useful Life	December 31, 2020	December 31, 2019
Delivery trucks and vehicles	5 - 6 years	$761,652	$301,142
Equipment	5 years	3,470	3,470
Subtotal		765,122	304,612
Less: accumulated depreciation		(166,315)	(64,206)
Property and equipment, net		$598,807	$240,406

For the year ended December 31, 2020 and 2019, depreciation expense is included in general and administrative expenses and amounted to $102,109 and $143,818, respectively. During the year ended December 31, 2019, the Company traded in, sold or disposed of delivery trucks and vehicles of $783,511 with related accumulated depreciation of $176,178, and received cash of $81,000 and reduced notes payable of $330,709, resulting in a loss of $195,624 which is included in general and administrative expenses on the accompanying consolidated statement of operations.